Other Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Intangible Assets, Net [Line Items]
Amortization of other intangible assets	$ 11,799	$ 12,158	$ 15,630